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                                     DECHERT
                              1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20006
                                 (202) 261-3300


                                   May 6, 2002


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      The Torray Fund
                  File No. 033-34411

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Torray Fund (the "Trust"), that the form of Prospectuses and Statements of Additional Information for the Trust's separate investment series,
(i) The Torray Fund and (ii) The Torray Institutional Fund, that would have been filed under Rule 497(c), does not differ from those contained in Post-Effective Amendment No. 15 which was filed on May 1, 2002. The text of Post-Effective Amendment No. 15 was filed electronically.

     Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.



                                                        Very truly yours,

                                                        /s/ Patrick W.D. Turley